Summary of Accounting Policies	12 Months Ended
Dec. 31, 2025
RETIREMENT SAVINGS PLAN
Summary of Accounting Policies
Summary of Accounting Policies

2. Summary of Accounting Policies

Basis of Accounting

The accompanying financial statements of the Plan have been prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“GAAP”). Benefits are recorded when paid to participants.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Plan’s management to make estimates and assumptions that affect the reported amounts of net assets available for benefits as of the date of the financial statements and the changes in net assets available for benefits during the reporting period and, when applicable, disclosures of contingent assets and liabilities as of the date of the financial statements. Actual results could differ materially from the estimates and assumptions used in the preparation of the financial statements.

Investments

Corporate stocks, mutual funds and publicly-traded partnership interests held by the Plan are stated at fair value based on quoted market prices as of the financial statement date. The fair values of the common collective trust funds held by the Plan are generally based on net asset values established by the issuer of the common collective trust funds based on fair values of the underlying assets. Short-term investments (included in amounts reported as common collective trust funds herein) are stated at cost, which approximates fair value.

The Plan records purchases and sales of securities on a trade-date basis and dividends on the ex-dividend date. Interest income is recorded on the accrual basis.

Contributions

Contributions from Plan participants and the matching contributions from the Company are recorded in the year in which the employee contributions are withheld from compensation.

Risks and Uncertainties

The Plan makes investments in securities. Investment securities are exposed to various risks, such as interest rate, macroeconomic, market and credit risks that impact the value of such securities. Risks include, but are not limited to, general economic conditions, political developments, international conflict and instability of markets and financial institutions. The impacts of any such risks cannot be predicted at this time, but it is possible that changes in values of investment securities could materially affect participant account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Reclassifications

When necessary, reclassifications are made to the prior year financial information to conform to the current year presentation.